UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2024

Date of reporting period:	June 1, 2023 – November 30, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Mortgage Opportunities Fund

Semiannual report
11 | 30 | 23

FUND SYMBOL
CLASS A
PMORX

Putnam
Mortgage Opportunities
Fund

Semiannual report
11 | 30 | 23

Message from the Trustees

January 11, 2024

Dear Fellow Shareholder:

The U.S. economy has defied expectations of a recession in 2023, with the pace of growth picking up speed in the third quarter. Growth concerns were fueled by the U.S. Federal Reserve’s interest-rate increases, which were intended to lower inflation. Fortunately, the U.S. economy appears to be headed for a “soft landing,” as price pressures continue to ease without a substantial increase in unemployment rates.

Uncertainty over the impacts of higher interest rates contributed to volatility even as markets advanced this year. After the Fed lifted rates to a range of 5.25%–5.50% in July 2023, stock and bond prices slumped through October 2023. During this period, the 10-year U.S. Treasury yield, a key benchmark for setting mortgage rates, rose to nearly 5% for the first time since 2007. The yield then fell sharply during November 2023, when the Fed signaled it would cut interest rates sooner than previously anticipated.

As the past year shows, market trends can change frequently. Your investment team is actively analyzing emerging opportunities and risks in the financial markets. The following report provides an update on your fund.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 11/30/23. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

2 Mortgage Opportunities Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class I	Class R6	Class Y
Net expenses for the fiscal year
ended 5/31/23*	0.87%	1.62%	0.48%	0.52%	0.62%
Total annual operating expenses for the fiscal
year ended 5/31/23	1.07%	1.82%	0.68%	0.72%	0.82%
Annualized expense ratio for the six-month
period ended 11/30/23	0.86%	1.61%	0.47%	0.51%	0.61%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 9/30/24.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 6/1/23 to 11/30/23. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class I	Class R6	Class Y
Expenses paid per $1,000*†	$4.41	$8.23	$2.41	$2.62	$3.13
Ending value (after expenses)	$1,049.00	$1,045.10	$1,052.30	$1,051.90	$1,051.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 11/30/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (183); and then dividing that result by the number of days in the year (366).

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 11/30/23, use the following calculation method. To find the value of your investment on 6/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class I	Class R6	Class Y
Expenses paid per $1,000*†	$4.34	$8.12	$2.38	$2.58	$3.08
Ending value (after expenses)	$1,020.70	$1,016.95	$1,022.65	$1,022.45	$1,021.95

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 11/30/23. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (183); and then dividing that result by the number of days in the year (366).

Mortgage Opportunities Fund 3

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam funds. As of November 30, 2023, Putnam employees had approximately $503,000,000 and the Trustees had approximately $69,000,000 invested in Putnam funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

4 Mortgage Opportunities Fund

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

Mortgage Opportunities Fund 5

Trustee approval of management contract

Consideration of your fund’s new and interim management and sub-management contracts

At their meeting on June 23, 2023, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved, subject to approval by your fund’s shareholders, a new management contract with Putnam Investment Management (“Putnam Management”) and a new sub-management contract between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”) (collectively, the “New Management Contracts”). The Trustees considered the proposed New Management Contracts in connection with the planned acquisition of Putnam U.S. Holdings I, LLC (“Putnam Holdings”) by a subsidiary of Franklin Resources, Inc. (“Franklin Templeton”). The Trustees considered that, on May 31, 2023, Franklin Templeton and Great-West Lifeco Inc., then-parent company of Putnam Holdings, announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Trustees noted that Putnam Holdings was the parent company of Putnam Management and PIL. The Trustees were advised that the Transaction would result in a “change of control” of Putnam Management and PIL and would cause your fund’s then-current Management Contract with Putnam Management and Sub-Management Contract with PIL (collectively, the “Existing Management Contracts”) to terminate in accordance with the 1940 Act. The Trustees considered that the New Management Contracts would take effect upon the closing of the Transaction, which, at that time, was expected to occur in the fourth quarter of 2023.*

In addition to the New Management Contracts, the Trustees also approved interim management and sub-management contracts with Putnam Management and PIL, respectively (the “Interim Management Contracts”), which would take effect in the event that for any reason shareholder approval of a New Management Contract was not received by the time of the Transaction closing. The Trustees considered that each Interim Management Contract that became effective would remain in effect until shareholders approved the proposed New Management Contract, or until 150 days elapse after the closing of the Transaction, whichever occurred first. The considerations and conclusions discussed in connection with the Trustees’ consideration of the New Management Contracts and the continuance of your fund’s Existing Management Contracts also apply to the Trustees’ consideration of the Interim Management Contracts, supplemented by consideration of the terms, nature and reason for any Interim Management Contract.

The Independent Trustees met with their independent legal counsel, as defined in Rule 0–1(a)(6) under the 1940 Act (their “independent legal counsel”), and representatives of Putnam Management and its then-parent company, Power Corporation of Canada, to discuss the potential Transaction, including the timing and structure of the Transaction and its implications for Putnam Management and the funds, during their regular meeting on November 18, 2022, and the full Board of Trustees further discussed these matters with representatives of Putnam Management at its regular meeting on December 15, 2022. At a special meeting on December 20, 2022, the full Board of Trustees met with representatives of Putnam Management, Power Corporation of Canada and Franklin Templeton to further discuss the potential Transaction, including Franklin Templeton’s strategic plans for Putnam Management’s asset management business and the funds, potential sources of synergy between Franklin Templeton and Putnam Management, potential areas of partnership between Power Corporation of Canada and Franklin Templeton, Franklin Templeton’s distribution capabilities, Franklin Templeton’s existing service provider relationships and Franklin Templeton’s recent acquisitions of other asset management firms.

In order to assist the Independent Trustees in their consideration of the New Management Contracts and other anticipated impacts of the Transaction on the funds and their shareholders, independent legal counsel for the Independent Trustees furnished an initial information request to Franklin Templeton (the “Initial Franklin Request”). At a special meeting of the full Board of Trustees held on January 25, 2023, representatives of Franklin Templeton addressed the firm’s responses to the Initial Franklin Request. At the meeting, representatives of Franklin Templeton discussed, among other things, the business and financial condition of Franklin Templeton and its affiliates, Franklin Templeton’s U.S. registered fund operations, its recent acquisition history, Franklin Templeton’s intentions regarding the operation of Putnam Management and the funds following the completion of the potential Transaction and expected benefits to the funds and Putnam Management that might result from the Transaction.

The Board of Trustees actively monitored developments with respect to the potential Transaction throughout the period leading up to the public announcement of a final sale agreement on May 31, 2023. The Independent Trustees met to discuss these matters at their regular meetings on January 27, April 20 and May 19, 2023. The full Board of Trustees also discussed developments at their regular meeting on February 23, 2023. Following the public announcement of the Transaction on May 31, 2023, independent legal counsel for the Independent Trustees furnished a supplemental information request (the “Supplemental Franklin Request”) to Franklin Templeton. At the Board of Trustees’ regular in-person meeting held on June 22–23, 2023, representatives of Putnam Management and Power Corporation of Canada provided further information regarding, among other matters, the final terms of the Transaction and efforts undertaken to retain Putnam employees. The Contract Committee of the Board of Trustees also met on June 22, 2023 to discuss Franklin Templeton’s responses to the Supplemental Franklin Request. Mr. Reynolds, the only Trustee affiliated with Putnam Management, participated in portions of these meetings to provide the perspective of the Putnam organization, but did not otherwise participate in the deliberations of the Independent Trustees or the Contract Committee regarding the potential Transaction.

After the presentations and after reviewing the written materials provided, the Independent Trustees met at their in-person meeting on June 23, 2023 to consider the New Management Contracts for each fund, proposed to become effective upon the closing of the Transaction, and the filing of a preliminary proxy statement. At this meeting and throughout the process, the Independent Trustees also received advice from their independent legal counsel regarding their responsibilities in evaluating the potential Transaction and the New Management Contracts. The Independent Trustees reviewed the terms of the proposed New Management Contracts and the differences between the New Management Contracts and the Existing Management Contracts. They noted that the terms of the proposed New Management Contracts were substantially identical to the Existing Management Contracts, except for certain changes designed largely to address differences among various of the existing contracts, which had been developed and implemented at different times in the past.

*The Transaction ultimately closed on January 1, 2024.

6 Mortgage Opportunities Fund

In considering the approval of the proposed New Management Contracts, the Board of Trustees took into account a number of factors, including:*

(i) Franklin Templeton’s and Putnam Management’s belief that the Transaction would not adversely affect the funds or their shareholders and their belief that the Transaction was likely to result in certain benefits (described below) for the funds and their shareholders;

(ii) That Franklin Templeton did not intend to make any material change in Putnam Management’s senior investment professionals (other than certain changes related to reporting structure and organization of personnel discussed below), including the portfolio managers of the funds, or to the firm’s operating locations as a result of the Transaction;

(iii) That Franklin Templeton intended for Putnam Management’s equity investment professionals to continue to operate largely independently from Franklin Templeton, reporting to Franklin Templeton’s Head of Public Markets following the Transaction;

(iv) That, while Putnam Management’s organizational structure was not expected to change immediately following the Transaction, Franklin Templeton intended to revise Putnam Management’s reporting structure in order to include Putnam Management’s fixed income investment professionals in Franklin Templeton’s fixed income group and to include Putnam Management’s Global Asset Allocation (“GAA”) investment professionals in Franklin Templeton’s investment solutions group, with both Franklin Templeton groups reporting to Franklin Templeton’s Head of Public Markets;

(v) Franklin Templeton’s expectation that there would not be any changes in the investment objectives, strategies or portfolio holdings of the funds as a result of the Transaction;

(vi) That neither Franklin Templeton nor Putnam Management had any current plans to propose changes to the funds’ existing management fees or expense limitations, or current plans to make changes to the funds’ existing distribution arrangements;

(vii) Franklin Templeton’s and Putnam Management’s representations that, following the Transaction, there was not expected to be any diminution in the nature, quality and extent of services provided to the funds and their shareholders by Putnam Management and PIL, including compliance and other non-advisory services;

(viii) That Franklin Templeton did not currently plan to change the branding of the funds or to change the lineup of funds in connection with the Transaction but would continue to evaluate how best to position the funds in the market;

(ix) The possible benefits accruing to the funds and their shareholders as a result of the Transaction, including:

a. That the scale of Franklin Templeton’s investment operations platform would increase the investment and operational resources available to the funds;

b. That the Putnam open-end funds would benefit from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce expenses by spreading expenses over a larger asset base; and

c. Potential benefits to shareholders of the Putnam open-end funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by Frank-lin Templeton and its affiliates and access to a broader array of investment opportunities;

(x) The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries;

(xi) Franklin Templeton’s expectation that the Transaction would not impact the capabilities or responsibilities of Putnam Management’s Investment Division (other than any impact related to reporting structure changes for Putnam Management’s equity, fixed income and GAA investment groups and to including Putnam Management’s fixed income and GAA investment professionals in existing Franklin Temple-ton investment groups, as discussed above) and that any changes to the Investment Division over the longer term would be made in order to achieve perceived operational efficiencies or improvements to the portfolio management process;

(xii) Franklin Templeton’s commitment to maintaining competitive compensation arrangements to allow Putnam Management to continue to attract and retain highly qualified personnel and Putnam Management’s and Franklin Templeton’s efforts to retain personnel, including efforts implemented since the Transaction was announced;

(xiii) That the current senior management teams at Putnam Management and Power Corporation of Canada had indicated their strong support of the Transaction and that Putnam Management had recommended that the Board of Trustees approve the New Management Contracts; and

(xiv) Putnam Management’s and Great-West Lifeco Inc.’s commitment to bear all expenses incurred by the funds in connection with the Transaction, including all costs associated with the proxy solicitation in connection with seeking shareholder approval of the New Management Contracts.

Finally, in considering the proposed New Management Contracts, the Board of Trustees also took into account their concurrent deliberations and conclusions, as described below, in connection with their annual review of the funds’ Existing Management Contracts and the approval of their continuance, effective July 1, 2023, and the extensive materials that they had reviewed in connection with that review process.

Based upon the foregoing considerations, on June 23, 2023, the Board of Trustees, including all of the Independent Trustees, unanimously approved the proposed New Management Contracts and determined to recommend their approval to the shareholders of the funds.

General conclusions — Existing Management Contracts

The Board of Trustees oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Management and the sub-management contract with respect to your fund between Putnam Management and PIL. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees did not attempt to evaluate PIL as a separate entity.) The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.

At the outset of the review process, members of the Board of Trustees’ independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam

* All subsequent references to Putnam Management describing the Board of Trustees’ considerations should be deemed to include references to PIL as necessary or appropriate in the context.

Mortgage Opportunities Fund 7

Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2023, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the funds and the Independent Trustees.

At the Board of Trustees’ June 2023 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Existing Management Contracts, effective July 1, 2023, and the approval of your fund’s New Management Contracts and Interim Management Contracts, as discussed above.

The Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam mutual funds and closed-end funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders. The Trustees also took into account their concurrent deliberations and conclusions, and the materials that they had reviewed, in connection with their approval on June 23, 2023 of the Interim Management Contracts and the New Management Contracts, which had been proposed in light of the Transaction (which would cause the fund’s Existing Management Contracts to terminate in accordance with applicable law or the terms of each contract).

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as the fund’s assets under management increase. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2022. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2022. Putnam Management and PSERV have agreed to maintain these expense limitations until at least September 30, 2024. In addition, Putnam Management contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.46% of its average net assets through at least September 30, 2024. During its fiscal year ending in 2022, your fund’s expenses were reduced as a result of this expense limitation. Putnam Management and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Management Contracts and Interim Management Contracts and the continuance of your fund’s Existing Management Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2022. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2022 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

8 Mortgage Opportunities Fund

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts.

For each fund, the analysis presented information about revenues, expenses and profitability in 2022 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution and defined benefit retirement plan markets, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally encouraging in 2022 against a backdrop of volatile equity and fixed income markets, driven by factors such as Russia’s invasion of Ukraine, increased tensions with China, disruptions in energy markets and broader supply chains, rising inflation and the significant tightening of monetary policy by the Board of Governors of the Federal Reserve in an effort to combat inflation. The Trustees further noted that, in the face of these numerous economic headwinds, corporate earnings and employment data had been generally robust throughout 2022. For the one-year period ended December 31, 2022, the Trustees noted that the Putnam funds, on an asset-weighted basis, ranked in the 41st percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 1.3% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 34th, 27th and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2022, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 40 funds were rated four or five stars at the end of 2022, which represented an increase of 15 funds year-over-year. The Trustees also considered that seven funds were five-star rated at the end of 2022, which was a year-over-year decrease of two funds, and that 83% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2022. In this regard, the Trustees considered that the funds had ranked 9th out of 49 fund companies, 3rd out of 49 fund companies and 2nd out of 47 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that The Putnam Fund complex had been the only fund family to rank in the top ten in all three time periods. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2022 and considered information provided by Putnam Management regarding the factors contributing to the under-performance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class I share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Absolute Return Funds) for the one-year, three-year and five-year periods ended December 31, 2022 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	1st
Three-year period	3rd
Five-year period	2nd

Mortgage Opportunities Fund 9

For the one-year period ended December 31, 2022, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2022, there were 128, 119 and 107 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process and affirming its commitment to a fundamental-driven approach to investing.

Brokerage and soft-dollar allocations; distribution and investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments made to Putnam Management’s affiliates by the mutual funds for distribution services and investor services. In conjunction with the review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the mutual funds to PSERV and PRM for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and PRM in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

10 Mortgage Opportunities Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Mortgage Opportunities Fund 11

The fund’s portfolio 11/30/23

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (155.0%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (6.3%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 12/1/53	$13,000,000	$12,915,205
4.50%, TBA, 12/1/53	8,000,000	7,571,721
4.00%, TBA, 12/1/53	6,000,000	5,528,797
		26,015,723
U.S. Government Agency Mortgage Obligations (148.7%)
Uniform Mortgage-Backed Securities
6.50%, TBA, 1/1/54	32,000,000	32,506,234
6.50%, TBA, 12/1/53	60,000,000	60,974,970
6.00%, TBA, 1/1/54	204,000,000	204,661,327
6.00%, TBA, 12/1/53	217,000,000	217,728,903
5.00%, TBA, 1/1/54	16,000,000	15,419,363
5.00%, TBA, 12/1/53	16,000,000	15,413,114
4.50%, TBA, 1/1/54	8,000,000	7,501,871
4.50%, TBA, 12/1/53	8,000,000	7,496,871
3.50%, TBA, 1/1/54	5,000,000	4,391,406
3.50%, TBA, 12/1/53	5,000,000	4,388,085
3.00%, TBA, 1/1/54	7,000,000	5,917,463
3.00%, TBA, 12/1/53	16,000,000	13,507,506
2.50%, TBA, 1/1/54	11,000,000	8,935,784
2.50%, TBA, 12/1/53	25,000,000	20,275,398
		619,118,295
Total U.S. government and agency mortgage obligations (cost $634,908,985)		$645,134,018

MORTGAGE-BACKED SECURITIES (85.8%)*	Principal amount	Value
Agency collateralized mortgage obligations (35.6%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4976, Class MI, IO, 4.50%, 5/25/50	$2,730,649	$602,925
REMICs Ser. 5125, Class MI, IO, 4.50%, 11/25/48	6,293,077	1,520,087
REMICs Ser. 4949, IO, 4.00%, 1/25/50	12,712,018	2,756,306
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	390,652	78,892
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	161,319	23,653
REMICs Ser. 5065, Class MI, IO, 3.50%, 1/25/51	3,417,967	624,565
REMICs Ser. 5018, IO, 3.50%, 10/25/50	11,013,521	1,892,157
REMICs Ser. 5119, Class IB, IO, 3.00%, 6/25/41	5,096,305	568,748
REMICs Ser. 5274, IO, 2.50%, 1/25/51	14,422,478	2,289,118
REMICs Ser. 5034, Class IJ, IO, 2.50%, 11/25/50	13,129,670	2,081,709
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.661%, 8/15/56	6,805,584	722,004
REMICs IFB Ser. 4979, Class SN, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.607%, 6/25/50	2,162,160	210,255
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.607%, 9/25/49	1,794,196	164,224
REMICs IFB Ser. 4631, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.561%, 11/15/46	27,613,434	2,769,175
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.557%, 12/25/49	1,737,649	186,739
Federal National Mortgage Association
REMICs Ser. 17-8, IO, 6.00%, 2/25/47	377,970	88,615
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	42,472	7,090
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	199,502	44,425
REMICs Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	534,969	89,388
REMICs Ser. 21-56, Class QI, IO, 4.50%, 9/25/51	3,404,662	827,995
REMICs Ser. 21-15, Class JI, IO, 4.50%, 4/25/51	2,367,828	545,486
REMICs Ser. 21-17, Class KI, IO, 4.50%, 4/25/51	2,533,256	566,233
REMICs Ser. 20-98, Class OI, IO, 4.50%, 1/25/51	10,032,764	2,342,500
REMICs Ser. 20-50, IO, 4.50%, 3/25/50	6,449,018	1,539,768
REMICs Ser. 21-17, Class GI, IO, 4.00%, 2/25/51	2,062,430	389,103
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	5,450,247	1,032,331
REMICs Ser. 21-8, Class ID, 3.50%, 3/25/51	7,353,442	1,484,761
REMICs Ser. 21-5, Class PI, IO, 3.50%, 2/25/51	2,944,467	540,833
REMICs Ser. 21-25, Class HI, 3.50%, 7/25/50	2,278,303	379,725

12 Mortgage Opportunities Fund

MORTGAGE-BACKED SECURITIES (85.8%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 20-99, Class IB, IO, 3.50%, 5/25/50	$8,945,338	$1,610,161
REMICs Ser. 22-13, Class CI, IO, 3.00%, 12/25/51	14,961,547	2,048,628
REMICs Ser. 21-67, Class IG, IO, 3.00%, 10/25/51	3,535,976	567,711
REMICs Ser. 22-13, IO, 2.50%, 12/25/51	7,725,666	911,809
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	10,988,850	1,784,260
REMICs Ser. 21-3, Class NI, IO, 2.50%, 2/25/51	23,492,918	3,145,056
REMICs Ser. 21-42, Class EI, IO, 2.00%, 3/25/51	16,813,004	2,247,028
REMICs IFB Ser. 19-58, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.607%, 10/25/49	9,959,711	934,954
REMICs IFB Ser. 16-54, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.557%, 8/25/46	3,362,871	296,101
REMICs IFB Ser. 22-43, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.40%), 0.072%, 7/25/52	16,615,457	871,687
REMICs IFB Ser. 22-49, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.30%), zero %, 8/25/52	30,514,706	1,566,268
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	27,734	4,661
Ser. 21-176, Class IK, IO, 5.50%, 10/20/51	5,666,069	1,141,203
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	287,111	62,462
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	384,363	77,730
Ser. 14-132, IO, 5.00%, 9/20/44	641,246	130,256
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	4,520,436	931,024
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	79,004	16,442
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	7,611	1,570
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	421,538	84,438
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	44,822	8,934
Ser. 21-209, Class TG, IO, 4.50%, 11/20/51	7,371,524	1,449,329
Ser. 22-139, IO, 4.50%, 9/20/49	7,861,502	1,539,266
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	8,918,850	1,828,922
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	142,205	26,061
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	89,625	16,390
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	20,365	3,781
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	14,542	2,706
Ser. 21-162, Class IO, IO, 4.00%, 9/20/51	3,681,794	702,486
Ser. 17-104, Class GI, IO, 4.00%, 7/20/47	4,662,514	867,680
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	27,537	4,905
Ser. 18-72, Class IC, IO, 4.00%, 5/20/45	1,507,161	251,334
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	68,825	12,675
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	21,807	2,934
Ser. 14-188, Class IB, IO, 4.00%, 12/20/44	1,973,480	266,420
Ser. 20-32, Class IA, IO, 3.973%, 3/16/47 W	2,506,704	382,912
Ser. 21-214, Class DI, IO, 3.50%, 12/20/51	9,885,620	1,478,578
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	21,430,460	3,171,260
Ser. 22-34, Class IV, IO, 3.50%, 3/20/51	13,157,573	2,249,550
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,373,349	449,467
Ser. 20-74, Class BI, IO, 3.50%, 5/20/50	7,625,177	1,373,247
Ser. 20-32, Class IM, IO, 3.50%, 3/16/50	11,380,640	2,249,221
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,530,444	271,593
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	287,725	46,466
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	16,488	2,145
Ser. 13-14, IO, 3.50%, 12/20/42	20,737	2,314
Ser. 22-12, Class JI, IO, 3.00%, 1/20/52	16,994,890	1,919,704
Ser. 21-176, Class GI, IO, 3.00%, 10/20/51	10,592,249	1,535,876
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	11,433,409	2,273,906
Ser. 21-191, Class HI, IO, 3.00%, 10/20/51	3,056,850	488,861
Ser. 21-146, Class QI, IO, 3.00%, 8/20/51	16,664,450	1,870,561
Ser. 21-97, Class IY, IO, 3.00%, 5/20/51	13,068,003	2,050,370
Ser. 21-42, Class IG, IO, 3.00%, 3/20/51	2,307,342	354,332
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	14,163,363	2,186,721
Ser. 20-188, Class QI, IO, 3.00%, 10/20/50	3,339,788	528,723
Ser. 21-77, Class BI, IO, 3.00%, 7/20/50	19,326,070	3,070,855
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	17,203,760	2,328,369
Ser. 20-173, Class MI, IO, 2.50%, 11/20/50	12,823,242	1,747,167

Mortgage Opportunities Fund 13

MORTGAGE-BACKED SECURITIES (85.8%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	$4,542,106	$618,862
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	14,564,829	1,965,655
Ser. 16-H24, IO, 2.162%, 9/20/66 W	222,662	16,677
Ser. 17-H19, Class MI, IO, 2.067%, 4/20/67 W	2,075,609	111,460
Ser. 15-H23, Class DI, IO, 1.89%, 9/20/65 W	92,460	4,031
Ser. 15-H25, Class EI, IO, 1.862%, 10/20/65 W	75,576	2,932
Ser. 15-H20, Class AI, IO, 1.815%, 8/20/65 W	87,852	2,943
Ser. 15-H10, Class CI, IO, 1.786%, 4/20/65 W	97,424	3,478
Ser. 15-H26, Class EI, IO, 1.744%, 10/20/65 W	111,357	4,488
Ser. 17-H22, Class DI, IO, 1.738%, 11/20/67 W	2,013,234	111,169
Ser. 17-H06, Class DI, IO, 1.736%, 2/20/67 W	443,898	13,273
Ser. 15-H23, Class BI, IO, 1.725%, 9/20/65 W	56,539	1,696
IFB Ser. 23-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.675%, 2/20/53	26,115,998	2,064,036
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.675%, 2/20/53	33,547,916	2,282,245
Ser. 16-H24, Class CI, IO, 1.658%, 10/20/66 W	2,824,830	86,722
Ser. 14-H25, Class BI, IO, 1.652%, 12/20/64 W	974,509	24,746
Ser. 17-H03, Class HI, IO, 1.588%, 1/20/67 W	5,638,805	154,345
Ser. 15-H25, Class AI, IO, 1.579%, 9/20/65 W	140,421	3,749
Ser. 15-H01, Class BI, IO, 1.538%, 1/20/65 W	2,851,061	74,093
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 1.254%, 12/20/43	621,352	61,725
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 1.154%, 4/20/38	28,401	2,886
IFB Ser. 23-149, Class SE, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.125%, 9/20/63	51,525,050	2,687,377
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.125%, 2/20/53	15,792,190	1,161,760
IFB Ser. 23-40, Class SC, IO, ((-1 x US 30 Day Average SOFR) + 6.30%), 0.975%, 3/20/53	24,908,613	1,084,347
IFB Ser. 23-43, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.27%), 0.945%, 3/20/53	69,582,014	3,206,193
IFB Ser. 23-24, Class SQ, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.925%, 2/20/53	16,898,733	897,863
IFB Ser. 23-5, Class SE, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.925%, 1/20/53	31,824,355	1,121,315
IFB Ser. 23-147, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.925%, 4/20/51	22,814,099	2,529,970
IFB Ser. 21-96, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.24%), 0.904%, 6/20/51	2,066,465	243,180
FRB Ser. 16-H19, Class AI, IO, 0.881%, 9/20/66 W	4,105,579	160,963
IFB Ser. 21-49, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.854%, 3/20/51	2,764,458	299,760
IFB Ser. 21-57, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.854%, 3/20/51	9,893,829	1,196,871
IFB Ser. 20-167, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.854%, 11/20/50	15,195,787	1,923,702
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.854%, 8/20/50	7,460,522	827,761
IFB Ser. 22-90, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.15%), 0.825%, 5/20/52	15,200,327	841,052
IFB Ser. 10-26, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.14%), 0.804%, 2/20/40	19,084,674	1,711,704
Ser. 15-H16, Class DI, IO, 0.791%, 7/20/65 W	2,474,508	143,061
Ser. 16-H23, Class NI, IO, 0.763%, 10/20/66 W	131,210	5,209
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.756%, 9/16/44	2,353,098	273,937
IFB Ser. 23-114, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.05%), 0.725%, 8/20/53	48,983,009	3,017,383
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.706%, 9/16/43	3,772,888	330,653
IFB Ser. 23-103, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.675%, 7/20/53	60,549,050	3,633,058
IFB Ser. 23-98, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.675%, 7/20/53	53,470,124	2,310,380
IFB Ser. 23-82, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.675%, 6/20/53	42,619,596	1,644,903
IFB Ser. 22-179, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.654%, 11/20/49	13,271,716	1,099,933
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.654%, 8/20/49	2,523,278	242,462
IFB Ser. 19-83, Class JS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.654%, 7/20/49	3,247,201	301,243
IFB Ser. 20-77, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.654%, 5/20/49	15,949,933	1,407,435
Ser. 16-H15, Class AI, IO, 0.647%, 7/20/66 W	10,435,277	397,031
IFB Ser. 20-7, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.604%, 1/20/50	4,464,694	417,688
IFB Ser. 20-189, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.604%, 12/20/49	10,829,748	956,321
IFB Ser. 19-103, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.604%, 8/20/49	13,858,725	1,204,855
IFB Ser. 19-98, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.604%, 8/20/49	1,612,796	147,559
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.554%, 10/20/49	3,354,441	375,238
IFB Ser. 19-4, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.554%, 1/20/49	14,260,732	773,203
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.554%, 5/20/44	3,577,098	279,049
Ser. 15-H20, Class CI, IO, 0.531%, 8/20/65 W	1,199,241	61,641
Ser. 17-H11, Class DI, IO, 0.516%, 5/20/67 W	184,454	9,438
Ser. 16-H18, Class QI, IO, 0.516%, 6/20/66 W	973,147	46,975

14 Mortgage Opportunities Fund

MORTGAGE-BACKED SECURITIES (85.8%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
FRB Ser. 15-H16, Class XI, IO, 0.508%, 7/20/65 W	$5,648,028	$284,661
IFB Ser. 22-45, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.80%), 0.475%, 5/20/50	38,939,247	2,746,860
Ser. 15-H26, Class DI, IO, 0.471%, 10/20/65 W	71,672	2,764
Ser. 15-H25, Class CI, IO, 0.437%, 10/20/65 W	62,855	2,269
IFB Ser. 23-20, Class PS, IO, ((-1 x US 30 Day Average SOFR) + 5.75%), 0.425%, 2/20/53	81,843,821	3,061,155
Ser. 16-H24, Class HI, IO, 0.386%, 9/20/66 W	11,278,460	654,286
Ser. 17-H20, Class AI, IO, 0.378%, 10/20/67 W	1,884,890	72,891
Ser. 17-H20, Class HI, IO, 0.377%, 10/20/67 W	650,081	33,681
IFB Ser. 23-40, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 5.70%), 0.375%, 3/20/53	25,750,677	871,181
IFB Ser. 22-63, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.275%, 11/20/46	4,335,367	321,240
Ser. 14-H21, Class AI, IO, 0.158%, 10/20/64 W	771,358	22,874
Ser. 17-H03, Class EI, IO, 0.118%, 1/20/67 W	369,292	19,499
Ser. 16-H09, Class BI, IO, 0.105%, 4/20/66 W	4,112,225	199,443
Ser. 15-H13, Class AI, IO, 0.087%, 6/20/65 W	145,693	6,145
Ser. 15-H10, Class HI, IO, 0.076%, 4/20/65 W	96,008	3,783
Ser. 17-H16, Class JI, IO, 0.07%, 8/20/67 W	343,314	16,443
Ser. 17-H06, Class MI, IO, 0.064%, 2/20/67 W	869,603	30,495
Ser. 18-H02, Class IM, IO, 0.06%, 2/20/68 W	1,589,438	91,262
Ser. 18-H02, Class HI, IO, 0.052%, 1/20/68 W	2,630,747	117,658
Ser. 17-H04, Class BI, IO, 0.038%, 2/20/67 W	2,646,200	105,686
Ser. 18-H05, Class BI, IO, 0.037%, 2/20/68 W	1,081,098	46,796
Ser. 17-H02, Class BI, IO, 0.031%, 1/20/67 W	1,644,314	50,628
Ser. 18-H01, Class AI, IO, 0.029%, 1/20/68 W	8,581,085	409,318
Ser. 16-H27, Class EI, IO, 0.024%, 12/20/66 W	19,214,048	618,981
Ser. 16-H11, Class KI, IO, 0.023%, 5/20/66 W	72,941,736	2,448,720
Ser. 15-H04, Class AI, IO, 0.023%, 12/20/64 W	1,913,371	55,869
Ser. 17-H10, Class MI, IO, 0.02%, 4/20/67 W	3,004,131	92,527
Ser. 17-H08, Class NI, IO, 0.019%, 3/20/67 W	267,141	9,029
Ser. 17-H06, Class BI, IO, 0.015%, 2/20/67 W	634,813	20,442
Ser. 17-H09, IO, 0.014%, 4/20/67 W	287,062	8,053
Ser. 22-H09, Class GI, IO, zero %, 4/20/72 W	24,752,911	1,340,839
Ser. 22-H09, Class IG, IO, zero %, 4/20/72 W	19,180,419	900,216
Ser. 22-H01, Class EI, IO, zero %, 1/20/72 W	5,906,710	312,507
Ser. 20-H04, Class AI, IO, zero %, 2/20/70 W	8,662,504	369,040
Ser. 19-H15, Class IH, IO, zero %, 9/20/69 W	12,503,682	455,682
Ser. 19-H14, Class IB, IO, zero %, 8/20/69 W	218,593	10,145
Ser. 19-H12, Class GI, IO, zero %, 7/20/69 W	9,433,513	370,880
Ser. 19-H07, Class EI, IO, zero %, 3/20/69 W	19,024,353	714,231
Ser. 19-H02, Class DI, IO, zero %, 11/20/68 W	16,025,856	772,270
Ser. 18-H20, Class BI, IO, zero %, 6/20/68 W	5,651,212	240,780
		148,313,193
Commercial mortgage-backed securities (26.0%)
BANK FRB Ser. 20-BN30, Class XA, IO, 1.404%, 12/15/53 W	8,154,405	518,764
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	609,000	364,843
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class D, 3.25%, 8/15/52	1,010,000	580,779
Ser. 19-C4, Class E, 3.25%, 8/15/52	793,000	462,590
Ser. 19-C3, Class D, 3.00%, 5/15/52	1,145,000	723,454
FRB Ser. 19-C5, Class F, 2.729%, 11/15/52 W	1,261,000	647,062
Ser. 19-C5, Class E, 2.50%, 11/15/52	1,628,000	897,649
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.329%, 1/15/51 W	712,000	506,499
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.175%, 4/10/51 W	2,459,000	1,314,095
Ser. 19-B11, Class D, 3.00%, 5/15/52	963,000	602,896
Ser. 18-B1, Class D, 2.75%, 1/15/51	2,021,000	1,054,409
Ser. 19-B13, Class D, 2.50%, 8/15/57	1,295,000	703,703
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44 W	580,000	353,037
Cantor Commercial Real Estate Lending FRB Ser. 19-CF3, Class XA, IO, 0.814%, 1/15/53 W	13,011,213	388,275
Cantor Commercial Real Estate Lending 144A Ser. 19-CF2, Class D, 2.50%, 11/15/52	313,000	185,492

Mortgage Opportunities Fund 15

MORTGAGE-BACKED SECURITIES (85.8%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.69%, 2/10/50 W	$615,000	$245,347
Ser. 17-CD3, Class B, 3.984%, 2/10/50 W	888,000	569,829
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	889,000	343,291
Ser. 19-CD8, Class D, 3.00%, 8/15/57	507,000	252,969
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.08%, 12/15/47 W	100,000	62,559
Citigroup Commercial Mortgage Trust
FRB Ser. 15-GC27, Class C, 4.566%, 2/10/48 W	817,000	733,516
FRB Ser. 17-P7, Class C, 4.544%, 4/14/50 W	373,000	265,406
Ser. 14-GC21, Class B, 4.328%, 5/10/47 W	1,749,000	1,615,991
Ser. 16-P3, Class B, 4.271%, 4/15/49 W	1,630,000	1,454,869
FRB Ser. 15-GC31, Class D, 4.169%, 6/10/48 W	1,541,000	1,158,978
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.262%, 11/10/46 W	1,780,298	1,606,880
FRB Ser. 14-GC19, Class D, 5.229%, 3/11/47 W	2,130,000	1,919,619
FRB Ser. 15-GC27, Class D, 4.566%, 2/10/48 W	631,000	537,757
Ser. 14-GC25, Class D, 3.548%, 10/10/47	239,000	184,847
Ser. 15-P1, Class D, 3.225%, 9/15/48	1,961,000	1,445,762
Ser. 15-GC27, Class E, 3.00%, 2/10/48	1,555,000	1,012,869
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.159%, 11/10/46 W	1,033,000	921,657
FRB Ser. 14-CR16, Class C, 5.079%, 4/10/47 W	1,226,000	1,007,204
FRB Ser. 14-CR17, Class C, 4.907%, 5/10/47 W	912,000	759,959
FRB Ser. 14-UBS3, Class C, 4.894%, 6/10/47 W	301,000	208,046
FRB Ser. 14-UBS4, Class C, 4.803%, 8/10/47 W	324,000	210,271
FRB Ser. 14-CR14, Class C, 4.668%, 2/10/47 W	650,000	506,782
FRB Ser. 14-UBS6, Class C, 4.581%, 12/10/47 W	334,000	280,445
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,542,000	1,256,730
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	1,263,000	1,081,709
FRB Ser. 15-CR26, Class D, 3.614%, 10/10/48 W	875,000	560,375
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.571%, 8/10/46 W	278,000	244,223
FRB Ser. 13-CR13, Class D, 5.159%, 11/10/46 W	1,860,000	1,281,425
FRB Ser. 14-CR17, Class D, 4.971%, 5/10/47 W	1,247,000	1,036,699
FRB Ser. 14-CR17, Class E, 4.971%, 5/10/47 W	1,366,000	904,565
FRB Ser. 14-CR19, Class D, 4.784%, 8/10/47 W	597,000	526,342
FRB Ser. 14-CR15, Class D, 4.729%, 2/10/47 W	923,000	748,867
FRB Ser. 14-CR14, Class D, 4.668%, 2/10/47 W	1,479,000	1,034,799
FRB Ser. 13-CR7, Class D, 4.384%, 3/10/46 W	1,052,949	909,221
FRB Ser. 15-LC19, Class E, 4.353%, 2/10/48 W	1,070,000	708,384
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,145,000	1,244,511
Ser. 13-LC6, Class E, 3.50%, 1/10/46	460,000	360,678
FRB Ser. 16-COR1, Class D, 3.471%, 10/10/49 W	1,501,500	1,003,584
Ser. 17-COR2, Class D, 3.00%, 9/10/50	1,656,000	1,076,400
Ser. 15-LC19, Class D, 2.867%, 2/10/48	1,769,000	1,499,298
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41 W	63,742	19,156
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.466%, 9/9/24	1,041,000	1,050,759
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.496%, 8/15/48 W	1,168,000	861,633
FRB Ser. 15-C2, Class C, 4.314%, 6/15/57 W	1,299,000	1,006,414
FRB Ser. 15-C2, Class D, 4.314%, 6/15/57 W	1,355,000	772,632
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 5.066%, 11/15/51 W	1,765,000	1,138,502
Ser. 19-C17, Class D, 2.50%, 9/15/52	594,000	297,873
Federal Home Loan Mortgage Corporation 144A
Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.328%, 11/25/51	2,059,000	1,886,221
Multifamily Structured Agency Credit Risk FRB Ser. 21-MN1, Class M2, 9.078%, 1/25/51	500,000	469,051
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46 W	471,000	416,148
GS Mortgage Securities Trust FRB Ser. 14-GC18, Class C, 5.258%, 1/10/47 W	1,321,000	1,187,868

16 Mortgage Opportunities Fund

MORTGAGE-BACKED SECURITIES (85.8%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.57%, 8/10/43 W	$397,000	$322,007
FRB Ser. 14-GC24, Class D, 4.65%, 9/10/47 W	2,089,000	814,343
FRB Ser. 13-GC13, Class D, 3.955%, 7/10/46 W	739,000	284,282
Ser. 17-GS5, Class D, 3.509%, 3/10/50 W	3,043,000	1,320,542
Ser. 19-GC38, Class D, 3.00%, 2/10/52	439,000	275,944
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class B, 4.712%, 9/15/47 W	399,000	352,311
FRB Ser. 14-C22, Class C, 4.712%, 9/15/47 W	354,000	261,366
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C17, Class D, 4.956%, 1/15/47 W	1,500,000	1,144,500
FRB Ser. 14-C18, Class D, 4.853%, 2/15/47 W	1,135,000	873,235
FRB Ser. 14-C19, Class C19, 4.827%, 4/15/47 W	1,574,000	1,460,293
FRB Ser. 13-C12, Class E, 4.086%, 7/15/45 W	625,000	403,438
FRB Ser. 14-C25, Class D, 4.08%, 11/15/47 W	1,500,000	855,785
Ser. 13-C14, Class F, 3.598%, 8/15/46 W	402,000	30,150
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	100,000	25,038
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.528%, 9/15/50 W	388,000	270,213
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50 W	566,000	331,013
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.48%, 6/15/49 W	1,101,000	653,233
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	530,276	506,043
FRB Ser. 13-LC11, Class D, 4.299%, 4/15/46 W	740,000	264,689
FRB Ser. 13-C10, Class C, 4.25%, 12/15/47 W	625,834	558,998
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.71%, 2/15/46 W	450,000	305,640
FRB Ser. 11-C3, Class E, 5.71%, 2/15/46 W	242,000	91,851
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	643,000	160,750
Ser. 12-C6, Class G, 2.972%, 5/15/45 W	100,000	45,632
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class B, 5.027%, 2/15/47 W	2,109,000	2,062,700
FRB Ser. 15-C25, Class C, 4.668%, 10/15/48 W	854,000	732,439
Ser. 12-C6, Class C, 4.536%, 11/15/45 W	1,265,136	1,179,792
FRB Ser. 14-C17, Class B, 4.464%, 8/15/47 W	1,060,000	1,024,222
FRB Ser. 15-C22, Class C, 4.34%, 4/15/48 W	1,050,000	932,887
FRB Ser. 17-C34, Class C, 4.314%, 11/15/52 W	691,000	551,828
FRB Ser. 15-C23, Class B, 4.276%, 7/15/50 W	967,000	894,200
Ser. 14-C19, Class C, 4.00%, 12/15/47	787,000	718,761
FRB Ser. 13-C9, Class C, 3.858%, 5/15/46 W	269,000	195,967
Ser. 13-C9, Class B, 3.708%, 5/15/46 W	1,031,201	836,411
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C17, Class D, 4.89%, 8/15/47 W	1,641,500	1,439,393
FRB Ser. 13-C12, Class E, 4.843%, 10/15/46 W	405,000	316,783
FRB Ser. 12-C6, Class E, 4.573%, 11/15/45 W	1,303,000	843,562
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	1,441,000	500,315
FRB Ser. 15-C24, Class E, 4.468%, 5/15/48 W	677,000	491,976
FRB Ser. 15-C23, Class D, 4.276%, 7/15/50 W	1,242,000	1,054,761
FRB Ser. 13-C10, Class E, 4.131%, 7/15/46 W	369,000	88,685
FRB Ser. 13-C10, Class F, 4.131%, 7/15/46 W	1,286,000	61,085
FRB Ser. 13-C9, Class D, 3.946%, 5/15/46 W	881,000	623,688
FRB Ser. 13-C9, Class G, 3.946%, 5/15/46 W	1,500,000	739,650
Ser. 14-C19, Class D, 3.25%, 12/15/47	574,000	487,906
Ser. 17-C34, Class D, 2.70%, 11/15/52	663,000	388,363
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	24,032	19,961
FRB Ser. 18-H3, Class C, 5.013%, 7/15/51 W	1,174,000	959,655
Ser. 15-UBS8, Class B, 4.315%, 12/15/48 W	2,528,000	2,033,659
FRB Ser. 16-UB12, Class C, 4.265%, 12/15/49 W	996,000	609,719
FRB Ser. 15-MS1, Class C, 4.157%, 5/15/48 W	1,270,000	1,003,226
FRB Ser. 16-BNK2, Class C, 4.013%, 11/15/49 W	983,000	638,225

Mortgage Opportunities Fund 17

MORTGAGE-BACKED SECURITIES (85.8%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.336%, 3/15/45 W	$671,844	$608,019
FRB Ser. 12-C4, Class E, 5.336%, 3/15/45 W	392,000	282,671
FRB Ser. 11-C3, Class G, 5.109%, 7/15/49 W	753,000	535,380
Ser. 18-L1, Class D, 3.00%, 10/15/51	2,079,000	1,287,733
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 8.693%, 10/25/49	1,335,846	1,274,337
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 6.444%, 8/9/37 (Cayman Islands)	339,730	334,578
UBS Commercial Mortgage Trust
FRB Ser. 18-C11, Class C, 5.045%, 6/15/51 W	641,000	456,664
FRB Ser. 17-C3, Class C, 4.534%, 8/15/50 W	1,796,000	1,463,237
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	488,597	376,708
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51 W	2,527,000	1,567,432
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 5.143%, 1/15/59 W	371,000	202,843
FRB Ser. 15-C31, Class C, 4.748%, 11/15/48 W	711,000	554,625
FRB Ser. 15-SG1, Class B, 4.601%, 9/15/48 W	1,244,000	1,097,457
FRB Ser. 15-C29, Class D, 4.359%, 6/15/48 W	1,670,000	1,453,529
Ser. 15-C31, Class D, 3.852%, 11/15/48	1,322,000	869,961
FRB Ser. 19-C52, Class XA, IO, 1.748%, 8/15/52 W	9,807,535	597,592
FRB Ser. 21-C59, Class XA, IO, 1.654%, 4/15/54 W	23,771,213	1,782,508
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.748%, 11/15/48 W	783,000	445,729
FRB Ser. 15-C30, Class D, 4.648%, 9/15/58 W	1,040,000	786,187
FRB Ser. 13-LC12, Class D, 4.086%, 7/15/46 W	381,000	98,159
Ser. 14-LC16, Class D, 3.938%, 8/15/50	777,000	50,431
Ser. 17-RB1, Class D, 3.401%, 3/15/50	2,367,000	1,118,000
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,519,000	1,112,865
Ser. 19-C50, Class D, 3.00%, 5/15/52	437,000	251,241
Ser. 20-C55, Class D, 2.50%, 2/15/53	919,000	464,011
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class B, 4.723%, 3/15/47 W	702,000	691,470
Ser. 14-LC14, Class C, 4.344%, 3/15/47 W	709,250	641,383
Ser. 14-C21, Class C, 4.234%, 8/15/47 W	1,151,000	881,925
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.145%, 6/15/44 W	806,022	566,493
FRB Ser. 12-C9, Class D, 4.876%, 11/15/45 W	27,524	26,037
FRB Ser. 12-C10, Class D, 4.541%, 12/15/45 W	406,000	198,284
FRB Ser. 13-C15, Class D, 4.344%, 8/15/46 W	1,324,000	317,098
FRB Ser. 13-C11, Class D, 4.189%, 3/15/45 W	1,968,000	1,445,848
		108,074,017
Residential mortgage-backed securities (non-agency) (24.2%)
A&D Mortgage Trust 144A Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	2,020,000	2,025,638
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.647%, 5/25/47	1,438,577	817,502
Arroyo Mortgage Trust 144A Ser. 20-1, Class M1, 4.277%, 3/25/55	442,000	348,586
Bear Stearns Alt-A Trust
FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.957%, 1/25/36	92,942	81,885
FRB Ser. 05-8, Class 21A1, 4.752%, 10/25/35 W	279,862	226,179
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (CME Term SOFR 1 Month + 0.57%), 5.917%, 9/25/46	59,263	50,344
Bellemeade Re, Ltd. 144A FRB Ser. 18-1A, Class M2, (CME Term SOFR 1 Month + 3.01%), 8.357%, 4/25/28 (Bermuda)	737,525	738,389
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.637%, 11/25/47	808,788	578,926
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.807%, 3/25/37	159,791	127,183
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	3,082,456	3,104,129

18 Mortgage Opportunities Fund

MORTGAGE-BACKED SECURITIES (85.8%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.837%, 8/25/46	$192,247	$168,925
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.837%, 8/25/46	214,011	175,541
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.626%, 2/20/47	1,104,133	827,371
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (CME Term SOFR 1 Month + 0.51%), 5.857%, 4/25/46	29,059	23,739
Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 20-SPT1, Class M1, 3.388%, 4/25/65 W	392,000	342,739
CSMC Mortgaged-Backed Trust FRB Ser. 07-1, Class 1A3, 5.989%, 2/25/37 W	5,647,106	1,311,164
CSMC Trust 144A FRB Ser. 20-RPL2, Class A12, 3.525%, 2/25/60 W	1,775,339	1,850,773
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.943%, 5/25/28	248,347	267,862
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.443%, 7/25/28	246,164	274,510
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.793%, 4/25/28	294,844	323,527
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.243%, 3/25/28	369,020	381,616
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 12.993%, 12/25/27	1,206,864	1,275,043
Seasoned Credit Risk Transfer Trust Ser. 18-1, Class M, 4.75%, 5/25/57 W	831,513	754,523
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.693%, 2/25/49	2,642,000	3,245,418
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.443%, 10/25/48	1,728,000	2,144,317
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 16.328%, 3/25/42	2,600,000	2,892,500
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.193%, 1/25/49	439,000	533,261
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.943%, 3/25/49	755,000	889,328
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.793%, 6/25/50	750,000	943,060
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.793%, 1/25/48	3,300,000	3,667,120
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.193%, 9/25/48	1,318,000	1,462,135
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 13.043%, 3/25/50	3,000,000	3,293,662
Structured Agency Credit Risk Trust FRB Ser. 19-HQA3, Class B2, (US 30 Day Average SOFR + 7.61%), 12.943%, 9/25/49	1,000,000	1,098,750
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M2, (US 30 Day Average SOFR + 6.75%), 12.078%, 6/25/42	1,471,000	1,649,625
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class B2, (US 30 Day Average SOFR + 6.25%), 11.578%, 10/25/33	2,879,000	3,109,592
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (US 30 Day Average SOFR + 5.86%), 11.193%, 7/25/50	2,253,499	2,480,332
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.693%, 9/25/50	371,133	400,787
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M2, (US 30 Day Average SOFR + 5.35%), 10.678%, 8/25/42	2,410,000	2,565,083
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M2, (US 30 Day Average SOFR + 5.25%), 10.578%, 5/25/42	2,000,000	2,140,664
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 10.578%, 3/25/42	2,759,000	2,927,989
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class B2, (US 30 Day Average SOFR + 5.21%), 10.543%, 1/25/50	800,000	804,000
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 10.235%, 9/25/47	800,000	779,122
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.128%, 10/25/50	2,476,000	2,694,198

Mortgage Opportunities Fund 19

MORTGAGE-BACKED SECURITIES (85.8%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class B2, (US 30 Day Average SOFR + 4.75%), 10.078%, 1/25/51	$1,100,000	$1,073,875
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M2, (US 30 Day Average SOFR + 4.35%), 9.678%, 4/25/42	1,940,000	2,029,609
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B1, (US 30 Day Average SOFR + 4.21%), 9.543%, 3/25/50	2,544,000	2,722,252
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1B, (US 30 Day Average SOFR + 4.00%), 9.328%, 7/25/42	800,000	838,383
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M2, (US 30 Day Average SOFR + 3.75%), 9.078%, 2/25/42	2,875,000	2,947,436
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M2, (US 30 Day Average SOFR + 2.50%), 7.828%, 1/25/42	3,097,000	3,085,478
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	244,000	210,306
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56 W	400,000	371,014
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59 W	1,799,000	1,542,891
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 18.193%, 10/25/28	814,150	950,865
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.193%, 10/25/28	111,108	128,340
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.193%, 8/25/28	26,550	30,532
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2B, (US 30 Day Average SOFR + 9.61%), 14.943%, 5/25/29	596,348	661,508
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.693%, 4/25/29	1,554,669	1,723,980
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1B2, (US 30 Day Average SOFR + 10.60%), 15.928%, 5/25/42	500,000	576,250
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2B1, (US 30 Day Average SOFR + 6.75%), 12.079%, 9/25/42	500,000	549,614
Connecticut Avenue Securities Trust FRB Ser. 23-R03, Class 2B1, (US 30 Day Average SOFR + 6.35%), 11.678%, 4/25/43	850,000	926,999
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1B1, (US 30 Day Average SOFR + 5.25%), 10.578%, 3/25/42	500,000	529,057
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M2, (US 30 Day Average SOFR + 4.75%), 10.079%, 9/25/42	1,000,000	1,071,285
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.828%, 4/25/42	2,540,000	2,620,162
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.828%, 1/25/42	2,146,000	2,207,698
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (US 30 Day Average SOFR + 4.46%), 9.793%, 7/25/31	862,000	922,340
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.543%, 9/25/31	1,260,303	1,330,919
Connecticut Avenue Securities Trust FRB Ser. 23-R08, Class 1B1, (US 30 Day Average SOFR + 3.55%), 8.878%, 10/25/43	1,500,000	1,505,625
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.328%, 1/25/42	2,727,000	2,757,679
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M2, (US 30 Day Average SOFR + 2.00%), 7.328%, 11/25/41	3,100,000	3,067,058
GSAA Home Equity Trust
FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.817%, 5/25/36	74,820	16,983
FRB Ser. 06-1, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.637%, 1/25/36	1,044,770	318,655
FRB Ser. 06-17, Class A1, (CME Term SOFR 1 Month + 0.23%), 5.577%, 11/25/36	8,550,224	1,927,737
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.767%, 5/25/37	303,148	165,804
Home Re, Ltd. 144A FRB Ser. 22-1, Class B1, (US 30 Day Average SOFR + 9.00%), 14.328%, 10/25/34 (Bermuda)	900,000	981,036
Imperial Fund Mortgage Trust 144A Ser. 22-NQM4, Class A3, 5.04%, 6/25/67	1,256,451	1,183,794
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 3.702%, 6/25/36 W	22,805	19,273
LHOME Mortgage Trust 144A
Ser. 21-RTL1, Class A1, 3.09%, 2/25/26 W	24,479	24,387
Ser. 21-RTL3, Class A1, 2.363%, 9/25/26	1,276,898	1,235,852

20 Mortgage Opportunities Fund

MORTGAGE-BACKED SECURITIES (85.8%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Merrill Lynch Mortgage Investors Trust FRB Ser. 06-HE3, Class A4, (CME Term SOFR 1 Month + 0.61%), 5.957%, 6/25/37	$785,863	$187,010
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 2.564%, 2/26/37	371,950	305,222
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (US 30 Day Average SOFR + 4.46%), 9.793%, 7/25/29 (Bermuda)	191,000	190,938
FRB Ser. 19-1A, Class B1A, (US 30 Day Average SOFR + 3.61%), 8.943%, 7/25/29 (Bermuda)	159,000	158,101
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.29%), 5.637%, 1/25/37	25,334	21,117
FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 5.577%, 8/25/36	153,899	130,282
Unlock Hea Trust 144A Ser. 23-1, Class A, 7.00%, 10/25/38	752,768	708,751
Verus Securitization Trust 144A FRB Ser. 23-INV3, Class A1, 6.876%, 11/25/68 W	956,000	960,556
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.97%), 6.317%, 10/25/45	39,456	36,760
		100,750,450
Total mortgage-backed securities (cost $374,534,861)		$357,137,660

ASSET-BACKED SECURITIES (1.0%)*	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class F, (CME Term SOFR 1 Month + 5.26%), 10.607%, 10/22/24	$425,000	$421,408
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.707%, 10/22/24	1,325,000	1,311,750
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.457%, 10/22/24	853,000	841,271
NewRez Warehouse Securitization Trust 144A
FRB Ser. 21-1, Class F, (CME Term SOFR 1 Month + 5.36%), 10.707%, 5/7/24	1,083,333	1,082,962
FRB Ser. 21-1, Class D, (CME Term SOFR 1 Month + 1.51%), 6.857%, 5/25/24	641,333	639,488
Total asset-backed securities (cost $4,293,442)		$4,296,879

SHORT-TERM INVESTMENTS (10.0%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.57% L	Shares	25,901,280	$25,901,280
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% P	Shares	6,167,000	6,167,000
U.S. Treasury Bills 5.444%, 1/23/24 ∆		$1,100,000	1,091,468
U.S. Treasury Bills 5.394%, 2/22/24 # ∆		8,700,000	8,594,723
Total short-term investments (cost $41,754,524)			$41,754,471

TOTAL INVESTMENTS
Total investments (cost $1,055,491,812)	$1,048,323,028

Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Mortgage Opportunities Fund 21

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from June 1, 2023 through November 30, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc. and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $416,226,700.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $6,624,821 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,535,002 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 11/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
U.S. Treasury Note 2 yr (Short)	1,388	$283,791,782	$283,791,782	Mar-24	$(939,694)
U.S. Treasury Note 5 yr (Short)	469	50,113,383	50,113,383	Mar-24	(286,798)
U.S. Treasury Note Ultra 10 yr (Short)	1,346	152,792,031	152,792,031	Mar-24	(1,107,810)
Unrealized appreciation					—
Unrealized (depreciation)					(2,334,302)
Total					$(2,334,302)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 11/30/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	$24,866,200	$(1,273,149)	$(87,279)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	24,866,200	(1,215,957)	10,692
Mizuho Capital Markets LLC
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475	9,023,700	(451,636)	(72,641)
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475	9,023,700	(469,232)	(13,175)
Unrealized appreciation				10,692
Unrealized (depreciation)				(173,095)
Total				$(162,403)

TBA SALE COMMITMENTS OUTSTANDING at 11/30/23 (proceeds receivable $348,636,172) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 12/1/53	$1,000,000	12/20/23	$894,408
Uniform Mortgage-Backed Securities, 6.50%, 12/1/53	60,000,000	12/13/23	60,974,970
Uniform Mortgage-Backed Securities, 6.00%, 12/1/53	217,000,000	12/13/23	217,728,903
Uniform Mortgage-Backed Securities, 5.50%, 12/1/53	6,000,000	12/13/23	5,916,096
Uniform Mortgage-Backed Securities, 5.00%, 12/1/53	16,000,000	12/13/23	15,413,114
Uniform Mortgage-Backed Securities, 4.50%, 12/1/53	8,000,000	12/13/23	7,496,871
Uniform Mortgage-Backed Securities, 4.00%, 12/1/53	5,000,000	12/13/23	4,542,581
Uniform Mortgage-Backed Securities, 3.50%, 12/1/53	5,000,000	12/13/23	4,388,085
Uniform Mortgage-Backed Securities, 3.00%, 12/1/53	16,000,000	12/13/23	13,507,506
Uniform Mortgage-Backed Securities, 2.50%, 12/1/53	25,000,000	12/13/23	20,275,397
Total			$351,137,931

22 Mortgage Opportunities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/23 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$515,567,000	$3,041,845 E	$858,944	12/20/25	4.80% — Annually	US SOFR — Annually	$(2,143,759)
73,392,000	1,351,147 E	558,271	12/20/28	4.40% — Annually	US SOFR — Annually	(792,876)
11,999,000	35,757 E	(87,120)	12/20/33	US SOFR — Annually	4.00% — Annually	(51,363)
15,056,000	570,773 E	638,994	12/20/53	US SOFR — Annually	3.60% — Annually	68,221
Total		$1,969,089	$(2,919,777)
E Extended effective date.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/23 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
CMBX NA BBB−.7 Index	BB/P	$34	$3,796	$771	1/17/47	300 bp — Monthly	$(735)
Citigroup Global Markets, Inc.
CMBX NA BB.13 Index	BB−/P	2,024,057	4,734,000	2,001,535	12/16/72	500 bp — Monthly	26,466
CMBX NA BB.6 Index	B/P	647,506	2,214,658	649,116	5/11/63	500 bp — Monthly	241
CMBX NA BB.7 Index	B-/P	351,309	964,361	354,981	1/17/47	500 bp — Monthly	(2,749)
CMBX NA BB.9 Index	B/P	273,850	651,000	270,230	9/17/58	500 bp — Monthly	4,162
CMBX NA BBB−.13 Index	BBB−/P	72,438	253,000	70,612	12/16/72	300 bp — Monthly	1,952
CMBX NA BBB−.15 Index	BBB−/P	37,959	165,000	36,350	11/18/64	300 bp — Monthly	1,692
CMBX NA BBB−.16 Index	BBB−/P	276,187	1,215,000	270,702	4/17/65	300 bp — Monthly	6,093
Credit Suisse International
CMBX NA A.7 Index	A-/P	110	1,577	174	1/17/47	200 bp — Monthly	(63)
CMBX NA BB.7 Index	B-/P	44,810	273,086	100,523	1/17/47	500 bp — Monthly	(55,452)
CMBX NA BBB−.7 Index	BB/P	1,379	13,287	2,697	1/17/47	300 bp — Monthly	(1,310)
Goldman Sachs International
CMBX NA BB.14 Index	BB−/P	30,981	199,000	81,849	12/16/72	500 bp — Monthly	(50,702)
CMBX NA BB.14 Index	BB−/P	39,633	314,000	129,148	12/16/72	500 bp — Monthly	(89,254)
CMBX NA BB.6 Index	B/P	14,671	25,572	7,495	5/11/63	500 bp — Monthly	7,197
CMBX NA BB.6 Index	B/P	122,657	177,220	51,943	5/11/63	500 bp — Monthly	70,862
CMBX NA BB.6 Index	B/P	296,785	535,824	157,050	5/11/63	500 bp — Monthly	140,183
CMBX NA BB.9 Index	B/P	264,866	655,000	271,891	9/17/58	500 bp — Monthly	(6,479)
CMBX NA BBB−.16 Index	BBB−/P	222,820	857,000	190,940	4/17/65	300 bp — Monthly	32,309
CMBX NA BBB−.16 Index	BBB−/P	216,598	900,000	200,520	4/17/65	300 bp — Monthly	16,528
CMBX NA BBB−.7 Index	BB/P	370	3,164	642	1/17/47	300 bp — Monthly	(271)
CMBX NA BBB−.7 Index	BB/P	3,816	23,410	4,752	1/17/47	300 bp — Monthly	(922)
CMBX NA BBB−.7 Index	BB/P	4,227	32,901	6,679	1/17/47	300 bp — Monthly	(2,431)
CMBX NA BBB−.7 Index	BB/P	4,856	36,064	7,321	1/17/47	300 bp — Monthly	(2,443)
CMBX NA BBB−.7 Index	BB/P	23,196	130,337	26,458	1/17/47	300 bp — Monthly	(3,181)
JPMorgan Securities LLC
CMBX NA BB.10 Index	B/P	23,189	289,000	134,790	5/11/63	500 bp — Monthly	(111,360)
CMBX NA BB.6 Index	B/P	974,000	1,125,170	329,787	5/11/63	500 bp — Monthly	645,153
CMBX NA BBB−.7 Index	BB/P	21,129	56,943	11,559	1/17/47	300 bp — Monthly	9,605
CMBX NA BBB−.8 Index	BB−/P	19,336	124,000	20,249	10/17/57	300 bp — Monthly	(851)
Merrill Lynch International
CMBX NA BB.6 Index	B/P	22,364	118,940	34,861	5/11/63	500 bp — Monthly	(12,398)
CMBX NA BB.7 Index	B-/P	16,216	109,234	40,209	1/17/47	500 bp — Monthly	(23,888)
CMBX NA BB.7 Index	B-/P	27,163	233,957	86,120	1/17/47	500 bp — Monthly	(58,733)

Mortgage Opportunities Fund 23

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BB.11 Index	B+/P	$2,116	$25,000	$9,918	11/18/54	500 bp — Monthly	$(7,781)
CMBX NA BB.13 Index	BB−/P	1,440,086	3,193,000	1,350,000	12/16/72	500 bp — Monthly	92,747
CMBX NA BB.14 Index	BB−/P	8,932	73,000	30,025	12/16/72	500 bp — Monthly	(21,032)
CMBX NA BB.15 Index	BB/P	284,725	1,766,000	625,341	11/18/64	500 bp — Monthly	(339,144)
CMBX NA BBB−.16 Index	BBB−/P	25,914	114,000	25,399	4/17/65	300 bp — Monthly	572
Upfront premium received		7,840,285		Unrealized appreciation		1,055,762
Upfront premium (paid)		—		Unrealized (depreciation)		(791,179)
Total		$7,840,285		Total		$264,583
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at November 30, 2023. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 11/30/23 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(22)	$1,577	$174	1/17/47	(200 bp) — Monthly	$151
CMBX NA BB.10 Index	(374,502)	807,000	376,385	11/17/59	(500 bp) — Monthly	1,211
CMBX NA BB.11 Index	(10,042)	25,000	9,918	11/18/54	(500 bp) — Monthly	(145)
CMBX NA BB.8 Index	(249,406)	556,648	239,415	10/17/57	(500 bp) — Monthly	(10,456)
CMBX NA BBB−.12 Index	(290,603)	1,024,000	282,214	8/17/61	(300 bp) — Monthly	(8,900)
CMBX NA BBB−.7 Index	(60,818)	299,901	60,880	1/17/47	(300 bp) — Monthly	(126)
CMBX NA BBB−.8 Index	(344,624)	1,784,000	291,327	10/17/57	(300 bp) — Monthly	(54,189)
CMBX NA BBB−.9 Index	(946)	4,000	819	9/17/58	(300 bp) — Monthly	(130)
Credit Suisse International
CMBX NA BB.10 Index	(50,421)	424,000	197,754	11/17/59	(500 bp) — Monthly	146,979
CMBX NA BB.10 Index	(27,719)	223,000	104,007	11/17/59	(500 bp) — Monthly	76,103
Goldman Sachs International
CMBX NA BB.10 Index	(286,885)	1,268,000	591,395	11/17/59	(500 bp) — Monthly	303,454
CMBX NA BB.9 Index	(9,105)	57,000	23,661	9/17/58	(500 bp) — Monthly	14,509
CMBX NA BB.9 Index	(6,258)	52,000	21,585	9/17/58	(500 bp) — Monthly	15,284
CMBX NA BB.9 Index	(1,903)	49,000	20,340	9/17/58	(500 bp) — Monthly	18,396
CMBX NA BB.9 Index	(4,641)	39,000	16,189	9/17/58	(500 bp) — Monthly	11,515
CMBX NA BB.9 Index	(3,026)	29,000	12,038	9/17/58	(500 bp) — Monthly	8,987
CMBX NA BBB−.12 Index	(866,614)	4,835,000	1,332,526	8/17/61	(300 bp) — Monthly	463,495
CMBX NA BBB−.13 Index	(18,566)	245,000	68,380	12/16/72	(300 bp) — Monthly	49,691
CMBX NA BBB−.13 Index	(366)	6,000	1,675	12/16/72	(300 bp) — Monthly	1,306
JPMorgan Securities LLC
CMBX NA BB.7 Index	(1,047,374)	1,743,676	641,847	1/17/47	(500 bp) — Monthly	(407,193)
CMBX NA BBB−.8 Index	(10,823)	78,000	12,737	10/17/57	(300 bp) — Monthly	1,876
Merrill Lynch International
CMBX NA BB.10 Index	(19,061)	335,000	156,244	11/17/59	(500 bp) — Monthly	136,903
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(170,371)	359,000	167,438	11/17/59	(500 bp) — Monthly	(3,233)
CMBX NA BB.7 Index	(157,231)	423,895	156,036	1/17/47	(500 bp) — Monthly	(1,601)
CMBX NA BB.8 Index	(143,186)	315,048	135,502	10/17/57	(500 bp) — Monthly	(7,946)
CMBX NA BB.9 Index	(457,405)	1,080,000	448,308	9/17/58	(500 bp) — Monthly	(9,997)
CMBX NA BBB−.12 Index	(403,340)	1,268,000	349,461	8/17/61	(300 bp) — Monthly	(54,513)

24 Mortgage Opportunities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 11/30/23 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.13 Index	$(636)	$2,000	$558	12/16/72	(300 bp) — Monthly	$(79)
CMBX NA BBB−.8 Index	(781,830)	3,798,000	620,213	10/17/57	(300 bp) — Monthly	(163,516)
Upfront premium received	—		Unrealized appreciation		1,249,860
Upfront premium (paid)	(5,797,724)		Unrealized (depreciation)		(722,024)
Total	$(5,797,724)		Total		$527,836
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,296,879	$—
Mortgage-backed securities	—	357,137,660	—
U.S. government and agency mortgage obligations	—	645,134,018	—
Short-term investments	6,167,000	35,587,471	—
Totals by level	$6,167,000	$1,042,156,028	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(2,334,302)	$—	$—
Forward premium swap option contracts	—	(162,403)	—
TBA sale commitments	—	(351,137,931)	—
Interest rate swap contracts	—	(4,888,866)	—
Credit default contracts	—	(1,250,142)	—
Totals by level	$(2,334,302)	$(357,439,342)	$—

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund 25

Statement of assets and liabilities 11/30/23 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $1,029,590,532)	$1,022,421,748
Affiliated issuers (identified cost $25,901,280) (Note 5)	25,901,280
Cash	486,326
Interest and other receivables	3,304,443
Receivable for shares of the fund sold	502,939
Receivable for investments sold	100,141
Receivable for sales of TBA securities (Note 1)	331,631,230
Receivable for variation margin on futures contracts (Note 1)	1,544,385
Receivable for variation margin on centrally cleared swap contracts (Note 1)	8,166,437
Unrealized appreciation on forward premium swap option contracts (Note 1)	10,692
Unrealized appreciation on OTC swap contracts (Note 1)	2,305,622
Premium paid on OTC swap contracts (Note 1)	5,797,724
Deposits with broker (Note 1)	11,838,499
Receivable from broker (Note 1)	154,533
Prepaid assets	48,766
Total assets	1,414,214,765

LIABILITIES
Payable for investments purchased	4,564,256
Payable for purchases of TBA securities (Note 1)	618,626,431
Payable for shares of the fund repurchased	237,804
Payable for compensation of Manager (Note 2)	46,437
Payable for custodian fees (Note 2)	13,723
Payable for investor servicing fees (Note 2)	57,861
Payable for Trustee compensation and expenses (Note 2)	4,964
Payable for administrative services (Note 2)	1,151
Payable for distribution fees (Note 2)	5,594
Payable for variation margin on centrally cleared swap contracts (Note 1)	7,484,110
Unrealized depreciation on forward premium swap option contracts (Note 1)	173,095
Unrealized depreciation on OTC swap contracts (Note 1)	1,513,203
Premium received on OTC swap contracts (Note 1)	7,840,285
TBA sale commitments, at value (proceeds receivable $348,636,172) (Note 1)	351,137,931
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	6,167,000
Other accrued expenses	114,220
Total liabilities	997,988,065

Net assets	$416,226,700

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$466,712,284
Total distributable earnings (Note 1)	(50,485,584)
Total — Representing net assets applicable to capital shares outstanding	$416,226,700

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($10,399,194 divided by 1,197,456 shares)	$8.68
Offering price per class A share (100/96.00 of $8.68)*	$9.04
Net asset value and offering price per class C share ($1,793,732 divided by 206,063 shares)**	$8.70
Net asset value and offering price per class I share ($192,040,747 divided by 22,072,593 shares)	$8.70
Net asset value, offering price and redemption price per class R6 share ($4,028,391 divided by 462,894 shares)	$8.70
Net asset value, offering price and redemption price per class Y share ($207,964,636 divided by 23,927,952 shares)	$8.69

*On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

26 Mortgage Opportunities Fund

Statement of operations Six months ended 11/30/23 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $697,424 from investments in affiliated issuers) (Note 5)	$14,195,779
Total investment income	14,195,779

EXPENSES
Compensation of Manager (Note 2)	1,005,385
Investor servicing fees (Note 2)	166,708
Custodian fees (Note 2)	36,638
Trustee compensation and expenses (Note 2)	7,949
Distribution fees (Note 2)	20,863
Administrative services (Note 2)	2,850
Auditing and tax fees	78,983
Other	111,442
Fees waived and reimbursed by Manager (Note 2)	(400,550)
Total expenses	1,030,268
Expense reduction (Note 2)	(9,219)
Net expenses	1,021,049

Net investment income	13,174,730

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(24,259,131)
Futures contracts (Note 1)	20,550,813
Swap contracts (Note 1)	(917,337)
Written options (Note 1)	115,940
Total net realized loss	(4,509,715)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	12,645,793
Futures contracts	(1,211,393)
Swap contracts	(1,627,305)
Total change in net unrealized appreciation	9,807,095

Net gain on investments	5,297,380

Net increase in net assets resulting from operations	$18,472,110

The accompanying notes are an integral part of these financial statements.

Mortgage Opportunities Fund 27

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 11/30/23*	Year ended 5/31/23
Operations
Net investment income	$13,174,730	$23,797,501
Net realized loss on investments	(4,509,715)	(3,957,720)
Change in net unrealized appreciation (depreciation) of investments	9,807,095	(6,592,072)
Net increase in net assets resulting from operations	18,472,110	13,247,709
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(326,907)	(942,840)
Class C	(47,878)	(89,144)
Class I	(5,474,133)	(10,329,786)
Class R6	(136,450)	(248,094)
Class Y	(6,557,540)	(16,123,649)
Net realized short-term gain on investments
Class A	—	(100,663)
Class C	—	(9,190)
Class I	—	(857,087)
Class R6	—	(20,720)
Class Y	—	(1,532,912)
Increase from capital share transactions (Note 4)	49,197,299	108,001,065
Total increase in net assets	55,126,501	90,994,689

NET ASSETS
Beginning of period	361,100,199	270,105,510
End of period	$416,226,700	$361,100,199

*Unaudited.

The accompanying notes are an integral part of these financial statements.

28 Mortgage Opportunities Fund

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Mortgage Opportunities Fund 29

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
												Ratio of expenses to
			Net realized and	Total from	From net		From				Net assets,	average net assets	Ratio of net investment
	Net asset value,	Net investment	unrealized gain (loss)	investment	investment	From	return	Total	Net asset value,	Total return at net	end of period	excluding interest	income (loss) to	Portfolio
Period ended	beginning of period	income (loss)[a]	on investments	operations	income	realized gain	of capital	distributions	end of period	asset value (%)[b]	(in thousands)	expense (%)[c,d]	average net assets (%)[d]	turnover (%)[e]
Class A
November 30, 2023**	$8.55	.30	.11	.41	(.28)	—	—	(0.28)	$8.68	4.90 *	$10,399	.43*	3.46*	665*
May 31, 2023	8.90	.53	(.24)	.29	(.59)	(.05)	—	(0.64)	8.55	3.37	10,291.86		6.03	1,412
May 31, 2022	9.41	.39	(.33)	.06	(.57)	—	—	(0.57)	8.90	.81	3,693.78		4.28	1,790
May 31, 2021	9.01	.34	.39	.73	(.32)	—	(.01)	(0.33)	9.41	8.19	1,660.75		3.64	1,058
May 31, 2020†	10.51	.31	(1.11)	(.80)	(.69)	—	(.01)	(0.70)	9.01	(8.32)*	2,805	.71*	3.11*	1,311
Class C
November 30, 2023**	$8.57	.27	.11	.38	(.25)	—	—	(0.25)	$8.70	4.51*	$1,794	.81*	3.08*	665*
May 31, 2023	8.92	.47	(.24)	.23	(.53)	(.05)	—	(0.58)	8.57	2.60	1,836	1.61	5.37	1,412
May 31, 2022	9.42	.32	(.32)	—[f]	(.50)	—	—	(0.50)	8.92	.07	$382	1.53	3.47	1,790
May 31, 2021	9.01	.28	.39	.67	(.26)	—	—[f]	(0.26)	9.42	7.48	260	1.50	2.93	1,058
May 31, 2020†	10.51	.24	(1.11)	(.87)	(.62)	—	(.01)	(0.63)	9.01	(8.91)*	337	1.40*	2.46*	1,311
Class I
November 30, 2023**	$8.56	.32	.12	.44	(.30)	—	—	(0.30)	$8.70	5.23*	$192,041	.24*	3.65*	665*
May 31, 2023	8.91	.55	(.23)	.32	(.62)	(.05)	—	(0.67)	8.56	3.74	147,651.47		6.27	1,412
May 31, 2022	9.43	.41	(.33)	.08	(.60)	—	—	(0.60)	8.91	.97	141,000.47		4.55	1,790
May 31, 2021	9.02	.37	.40	.77	(.35)	—	(.01)	(0.36)	9.43	8.58	135,399.47		3.94	1,058
May 31, 2020	10.46	.36	(1.08)	(.72)	(.71)	—	(.01)	(0.72)	9.02	(7.40)	196,765.47		3.50	1,311
May 31, 2019	10.73	.47	(.14)	.33	(.60)	—	—	(0.60)	10.46	3.25	222,073.47		4.41	1,012
Class R6
November 30, 2023**	$8.56	.31	.13	.44	(.30)	—	—	(0.30)	$8.70	5.19 *	$4,028	.26*	3.62*	665*
May 31, 2023	8.91	.55	(.23)	.32	(.62)	(.05)	—	(0.67)	8.56	3.70	3,548.51		6.30	1,412
May 31, 2022	9.43	.41	(.33)	.08	(.60)	—	—	(0.60)	8.91	.96	1,157.51		4.51	1,790
May 31, 2021#	9.02	.38	.39	.77	(.35)	—	(.01)	(0.36)	9.43	8.56	1,017.51		4.01	1,058
Class Y
November 30, 2023**	$8.55	.31	.13	.44	(.30)	—	—	(0.30)	$8.69	5.16*	$207,965	.31*	3.58*	665*
May 31, 2023	8.90	.55	(.24)	.31	(.61)	(.05)	—	(0.66)	8.55	3.63	197,774.61		6.29	1,412
May 31, 2022	9.42	.41	(.33)	.08	(.60)	—	—	(0.60)	8.90	.96	123,873.53		4.52	1,790
May 31, 2021	9.02	.37	.39	.76	(.35)	—	(.01)	(0.36)	9.42	8.46	43,483.50		3.93	1,058
May 31, 2020†	10.51	.33	(1.11)	(.78)	(.70)	—	(.01)	(0.71)	9.02	(8.10)*	54,750	.48*	3.40*	1,311

* Not annualized.

** Unaudited.

# For the period June 1, 2020 (commencement of operations) to May 31, 2021.

† For the period July 1, 2019 (commencement of operations) to May 31, 2020.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitations in effect during the period. As a result of such limitations, the expenses of each class reflect a reduction of the following amount (Note 2):

				Percentage of average net assets
	11/30/23	5/31/23	5/31/22	5/31/21	5/31/20	5/31/19
Class A	0.11%	0.20%	0.28%	0.27%	0.20%	N/A
Class C	0.11	0.20	0.28	0.27	0.20	N/A
Class I	0.11	0.20	0.28	0.27	0.22	0.21%
Class R6	0.11	0.20	0.28	0.27	N/A	N/A
Class Y	0.11	0.20	0.28	0.27	0.20	N/A

e Portfolio turnover includes TBA roll transactions.

f Represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

30 Mortgage Opportunities Fund	Mortgage Opportunities Fund 31

Notes to financial statements 11/30/23 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from June 1, 2023 through November 30, 2023. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin
Resources, Inc.
State Street	State Street Bank and Trust Company
JPMorgan	JPMorgan Chase Bank, N.A.
SEC	Securities and Exchange Commission
OTC	over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management

Putnam Mortgage Opportunities Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to maximize total return consistent with what Putnam Management believes to be prudent risk. Total return is composed of capital appreciation and income. The fund invests mainly in mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy, but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders. Putnam Management expects to invest in lower-rated, higher-yielding mortgage-backed securities, including nonagency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), and agency mortgage-backed securities. The fund currently has significant investment exposure to commercial mortgage-backed securities. Non-agency (i.e., privately issued) securities typically are lower-rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While Putnam Management’s emphasis will be on mortgage-backed securities, Putnam Management may also invest to a lesser extent in other types of asset-backed securities. Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments. Putnam Management typically uses to a significant extent derivatives, including interest rate swaps, forward delivery contracts and total return swaps, options and swaptions on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class I§	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

† Not available to all investors.

§ Intended for institutional and other investors who meet the $5,000,000 minimum investment and who are not purchasing through an intermediary.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates.

32 Mortgage Opportunities Fund

Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Mortgage Opportunities Fund 33

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $11,838,499 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or

34 Mortgage Opportunities Fund

loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,718,337 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $2,535,002 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Mortgage Opportunities Fund 35

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$7,362,906	$4,871,475	$12,234,381

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $713,098,643, resulting in gross unrealized appreciation and depreciation of $15,924,404 and $40,473,663, respectively, or net unrealized depreciation of $24,549,259.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the following annual rates:

0.550%	of the first $500 million of average net assets,
0.500%	of the next $500 million of average net assets
0.450%	of any excess thereafter

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.275% of the fund’s average net assets.

Putnam Management has contractually agreed, through September 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through September 30, 2024, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.46% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $400,550 as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Resources, Inc. (“Franklin Resources”) acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management (the investment manager to the fund and a wholly-owned subsidiary of Putnam Holdings) and PIL (sub-adviser to the fund and an indirect, wholly-owned subsidiary of Putnam Holdings) became indirect, wholly-owned subsidiaries of Franklin Resources. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction. However, Putnam Management and PIL continue to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024. The terms of the new investment management and sub-management contracts are substantially similar to those of the previous investment management and sub-management contracts, and the fee rates payable under the new investment management and sub-management contracts are the same as the fee rates under the previous investment management and sub-management contracts.

36 Mortgage Opportunities Fund

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class C and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class I shares paid a monthly fee based on the average net assets of class I shares at an annual rate of 0.01%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$7,730	Class R6	989
Class C	1,275	Class Y	148,873
Class I	7,841	Total	$166,708

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $9,219 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $314, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Resources, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$12,566
Class C	1.00%	1.00%	8,297
Total			$20,863

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $3,429 from the sale of class A shares and received $13 in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $2 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$4,229,844,950	$4,308,421,373
Investments in securities (Long-term)	—	—
Total	$4,229,844,950	$4,308,421,373

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Mortgage Opportunities Fund 37

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 11/30/23		YEAR ENDED 5/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	205,637	$1,778,263	2,137,657	$18,897,268
Shares issued in connection with reinvestment of distributions	37,463	323,162	119,414	1,036,072
	243,100	2,101,425	2,257,071	19,933,340
Shares repurchased	(249,881)	(2,161,349)	(1,467,943)	(12,769,740)
Net increase (decrease)	(6,781)	$(59,924)	789,128	$7,163,600

	SIX MONTHS ENDED 11/30/23		YEAR ENDED 5/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	40,259	$349,531	206,995	$1,825,824
Shares issued in connection with reinvestment of distributions	5,535	47,878	11,297	98,177
	45,794	397,409	218,292	1,924,001
Shares repurchased	(54,000)	(467,053)	(46,881)	(405,143)
Net increase (decrease)	(8,206)	$(69,644)	171,411	$1,518,858

	SIX MONTHS ENDED 11/30/23		YEAR ENDED 5/31/23
Class I	Shares	Amount	Shares	Amount
Shares sold	4,440,599	$38,499,999	566,251	$5,000,001
Shares issued in connection with reinvestment of distributions	387,132	3,346,135	856,279	7,451,936
	4,827,731	41,846,134	1,422,530	12,451,937
Shares repurchased	—	—	—	—
Net increase	4,827,731	$41,846,134	1,422,530	$12,451,937

	SIX MONTHS ENDED 11/30/23		YEAR ENDED 5/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	144,540	$1,256,327	421,901	$3,751,121
Shares issued in connection with reinvestment of distributions	14,764	127,601	30,073	261,755
	159,304	1,383,928	451,974	4,012,876
Shares repurchased	(110,809)	(960,692)	(167,452)	(1,463,441)
Net increase	48,495	$423,236	284,522	$2,549,435

	SIX MONTHS ENDED 11/30/23		YEAR ENDED 5/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	6,451,243	$55,853,439	34,477,256	$303,904,569
Shares issued in connection with reinvestment of distributions	682,008	5,887,727	1,807,519	15,690,275
	7,133,251	61,741,166	36,284,775	319,594,844
Shares repurchased	(6,328,193)	(54,683,669)	(27,072,474)	(235,277,609)
Net increase	805,058	$7,057,497	9,212,301	$84,317,235

At the close of the reporting period, three shareholders of record owned 11.1%, 12.6% and 17.8%, respectively, of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as				and fair value as
Name of affiliate	of 5/31/23	Purchase cost	Sale proceeds	Investment income	of 11/30/23
Short-term investments
Putnam Short Term
Investment Fund*	$20,223,800	$152,831,850	$147,154,370	$697,424	$25,901,280
Total Short-term
investments	$20,223,800	$152,831,850	$147,154,370	$697,424	$25,901,280

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

38 Mortgage Opportunities Fund

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$103,200,000
Written swap option contracts (contract amount)	$—*
Futures contracts (number of contracts)	3,000
Centrally cleared interest rate swap contracts (notional)	$886,100,000
OTC credit default contracts (notional)	$51,100,000

* For the reporting period, there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$6,325,560	Payables	$7,575,702
Investments, Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	46,449*	Unrealized depreciation	7,432,020*
Total		$6,372,009		$15,007,722

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$135,529	$135,529
Interest rate contracts	(893,125)	20,550,813	(1,052,866)	$18,604,822
Total	$(893,125)	$20,550,813	$(917,337)	$18,740,351

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$568,711	$568,711
Interest rate contracts	869,898	(1,211,393)	(2,196,016)	$(2,537,511)
Total	$869,898	$(1,211,393)	$(1,627,305)	$(1,968,800)

Mortgage Opportunities Fund 39

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	Total
Assets:
Centrally cleared interest rate swap contracts§	$—	$—	$8,166,437	$—	$—	$—	$—	$—	$—	$—	$—	$8,166,437
OTC Credit default contracts - protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts - protection purchased*#	—	—	—	—	1,258,379	301,222	2,084,001	652,880	155,964	—	1,873,114	6,325,560
Futures contracts§	—	—	—	—	—	—	—	1,544,385	—	—	—	1,544,385
Forward premium swap option contracts#	10,692	—	—	—	—	—	—	—	—	—	—	10,692
Total Assets	$10,692	$—	$8,166,437	$—	$1,258,379	$301,222	$2,084,001	$2,197,265	$155,964	$—	$1,873,114	$16,047,074
Liabilities:
Centrally cleared interest rate swap contracts§	—	—	7,484,110	—	—	—	—	—	—	—	—	7,484,110
OTC Credit default contracts - protection sold*#	—	769	—	—	3,645,449	103,124	1,134,080	495,107	160,762	—	2,036,411	7,575,702
OTC Credit default contracts - protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—
Forward premium swap option contracts#	87,279	—	—	—	—	—	—	—	—	85,816	—	173,095
Total Liabilities	$87,279	$769	$7,484,110	$—	$3,645,449	$103,124	$1,134,080	$495,107	$160,762	$85,816	$2,036,411	$15,232,907
Total Financial and Derivative Net Assets	$(76,587)	$(769)	$682,327	$—	$(2,387,070)	$198,098	$949,921	$1,702,158	$(4,798)	$(85,816)	$(163,297)	$814,167
Total collateral received (pledged)†##	$(33,578)	$—	$—	$—	$(2,365,930)	$110,000	$949,921	$248,000	$—	$—	$(135,494)
Net amount	$(43,009)	$(769)	$682,327	$—	$(21,140)	$88,098	$—	$1,454,158	$(4,798)	$(85,816)	$(27,803)
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$1,245,000	$1,999,000	$110,000	$980,000	$1,833,000	$—	$—	$—	$6,167,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$(33,578)	$—	$—	$—	$(2,365,930)	$—	$—	$—	$—	$—	$(135,494)	$(2,535,002)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $6,624,821 and $11,838,499, respectively.

40 Mortgage Opportunities Fund	Mortgage Opportunities Fund 41

Shareholder meeting results (Unaudited)

November 17, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
20,600,149	46,770	859,955

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
20,590,574	56,996	859,304

All tabulations are rounded to the nearest whole number.

42 Mortgage Opportunities Fund

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management		Alan G. McCormack
Limited Partnership	Officers	Vice President and
100 Federal Street	Robert L. Reynolds	Derivatives Risk Manager
Boston, MA 02110	President, The Putnam Funds
Denere P. Poulack
Custodian	Kevin R. Blatchford	Assistant Vice President,
State Street Bank	Vice President and	Assistant Clerk, and
and Trust Company	Assistant Treasurer	Assistant Treasurer

Legal Counsel	James F. Clark	Janet C. Smith
Ropes & Gray LLP	Vice President and	Vice President,
	Chief Compliance Officer	Principal Financial Officer,
Principal Accounting Officer,
	Michael J. Higgins	and Assistant Treasurer
Vice President, Treasurer,
	and Clerk	Stephen J. Tate
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Mortgage Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: January 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: January 22, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: January 22, 2024